Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventories
Summary of inventories

	December 31,
(Millions of dollars)	2015	2014
At lower of LIFO cost or market:
Live hogs and materials	$210	$209
Fresh pork and materials	26	29
	236	238
LIFO adjustment	(28)	(37)
Total inventories at lower of LIFO cost or market	208	201
At lower of FIFO cost or market:
Grains, oilseeds and other commodities	330	320
Sugar produced and in process	52	49
Other	61	57
Total inventories at lower of FIFO cost or market	443	426
Grain, flour and feed at lower of weighted average cost or market	88	109
Total inventories	$739	$736